Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	CONCRETE PUMPING HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1779605
Entity Address, Address Line One	500 E. 84th Ave. Suite A-5
Entity Address, City or Town	Thornton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80229
City Area Code	303
Local Phone Number	289-7497
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001703956
Amendment Flag	false